Deposits - Composition of Deposits and Interest Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Deposits And Borrowings Maturities [Line Items]
Balance	$ 3,901,101		$ 3,901,101		$ 3,672,308	$ 3,638,428	$ 3,335,859
Interest Expense	2,480	2,717	7,466	8,870	11,406	16,796	22,952
Noninterest-bearing Demand [Member]
Schedule Of Deposits And Borrowings Maturities [Line Items]
Balance					992,779	960,980	818,686
Interest-bearing Demand [Member]
Schedule Of Deposits And Borrowings Maturities [Line Items]
Balance					312,790	316,760	283,611
Interest Expense					75	146	363
Money Market [Member]
Schedule Of Deposits And Borrowings Maturities [Line Items]
Balance					281,403	361,233	278,092
Interest Expense					446	528	376
Savings [Member]
Schedule Of Deposits And Borrowings Maturities [Line Items]
Balance					994,805	965,571	802,942
Interest Expense					1,735	2,356	1,267
Certificates of Deposit [Member]
Schedule Of Deposits And Borrowings Maturities [Line Items]
Balance					1,090,531	1,033,884	1,152,528
Interest Expense					$ 9,150	$ 13,766	$ 20,946